OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Accrued charter hire	$ 322	$ 600
Deferred gain on sale and leaseback	3,609	16,352
Other	3,413	2,618
Other current liabilities	$ 7,344	$ 19,570